Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-33621
Entity Primary SIC Number	1040
Entity Tax Identification Number	91-0742812
Amendment Flag	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 1225
Entity Address, Address Line Two	Two Bentall Centre
Entity Address, Address Line Three	555 Burrard Street, Box 216
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7X 1M9
City Area Code	604
Local Phone Number	633-4888
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	ALEXCO RESOURCE CORP
Entity Central Index Key	0001364128
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AXU
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	151,557,545
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue
Entity Address, Address Line Three	Suite 6100
Contact Personnel Name	DL Services Inc.
Entity Address, City or Town	Seattle,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	903-8800
Other Address
Document Information [Line Items]
Entity Address, Address Line One	1400 Wewatta Street
Entity Address, Address Line Two	Suite 400
Contact Personnel Name	Jason K. Brenkert
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	352-1133